Equity	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Note 7. Equity

Authorized: 100,000,000 common shares, par value $0.001.

(a)	Common Stock

No common stock was issued during the years ended December 31, 2020, 2019 and 2018.

(b)	Warrants

The Company did not have any outstanding share purchase warrants at December 31, 2020 and December 31, 2019.

During the years ended December 31, 2020, 2019 and 2018, the Company did not have any share purchase warrants issued, cancelled or exercised.

(c)	Stock Options

The Company has adopted a stock option plan (the “Plan”) to grant options to directors, officers, employees, and consultants. Under the Plan, the Company may grant options to acquire up to 3,000,000 common shares of the Company. The exercise price of each option will not be less than the fair market value price of the Company’s stock on the date of grant. The Plan is administered by the Board of Directors.

At December 31, 2020 and December 31, 2019, there was no outstanding stock option.